SEGMENTED INFORMATION Schedule of revenue by geographical region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUE BY GEOGRAPHICAL REGION
Revenue	$ 692,077	$ 615,607	$ 607,798
Americas [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	219,453	194,019	196,476
Europe, Middle East and Africa [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	157,975	137,803	116,686
Asia-Pacific [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	$ 314,649	$ 283,785	$ 294,636